[CHAPMAN AND CUTLER LETTERHEAD]

November 10, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                                                                                                                                                 Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 3 and under the Investment Company Act of 1940, as amended, Amendment No. 5 to the Registrant’s registration statement on Form N-1A (the “Amendment”).  The Amendment relates to Elkhorn RAFI Commodity ETF, a series of the Registrant.  This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures